Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Detailed Information About Borrowings Text Block Abstract
Schedule of borrowings consist
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
7% Senior secured promissory note	$1,000,000	—
Loan from directors	$36,851	$1,454,827
Loan from a related party	$1,304	$1,304
	1,038,155	1,456,131